LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
COMBINED BALANCE SHEET
JUNE 30, 1997


    ASSETS


Investments at Market Value (Notes 1 and 2):


Seligman Growth Fund, Inc.

     1,539,096 qualified shares          (cost $9,823,706)     $10,142,648
     212,876 non-qualified shares        (cost $1,779,018)       1,402,850

Oppenheimer Fund Multiple Strategies Fund (formerly Oppenheimer Fund)

       116,528 qualified shares            (cost $1,259,700)       1,750,258
        17,723 non-qualified shares        (cost $203,389)           266,199

Delaware Group Decatur Fund, Inc.

       673,141 qualified shares            (cost $8,106,516)      14,304,244
       184,823 non-qualified shares        (cost $2,064,160)       3,927,490

Windsor Fund

       775,076 qualified shares            (cost $9,423,603)      14,633,438
        76,243 non-qualified shares        (cost $995,192)         1,439,482

Dreyfus Third Century Fund

       883,306 qualified shares            (cost $3,857,734)       9,151,058
        25,452 non-qualified shares        (cost $132,070)           263,672

Windsor Fund B

       228,779 qualified shares            (cost $3,871,816)       4,319,353
        88,870 non-qualified shares        (cost $1,422,546)       1,677,880

CIGNA High Yield Fund, Inc.

        48,962 qualified shares            (cost $521,570)           483,749
       140,757 non-qualified shares        (cost $1,313,624)       1,390,677

Total Assets                                                     $65,152,998

The accompanying notes are an integral part of these financial statements

CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):


Seligman Growth Fund, Inc.

       753,549 qualified accumulation    ($13.4598381 per unit)  $10,142,648
               units outstanding
       128,101 non-qualified accumulation  ($10.9511263 per unit)  1,402,850 units outstanding

Oppenheimer Fund Multiple Strategies Fund (formerly Oppenheimer fund)

       228,521 qualified accumulation      ($7.6590635 per unit)   1,750,258
               units outstanding
        35,490 non-qualified accumulation  ($7.5006813 per unit)     266,199
               units outstanding

Delaware Group Decatur Fund, Inc.

       615,711 qualified accumulation      ($23.2320749 per unit) 14,304,244
               units outstanding
       173,581 non-qualified accumulation  ($22.6262651per unit)   3,927,490
               units outstanding

Windsor Fund

       806,183 qualified accumulation      ($18.1515089 per unit) 14,633,438
               units outstanding
        89,642 non-qualified accumulation  ($16.0581234 per unit)  1,439,482 units outstanding

Dreyfus Third Century Fund

       435,171 qualified accumulation      ($21.0286481 per unit)  9,151,058
               units outstanding
        14,217 non-qualified accumulation  ($18.5462317 per unit)    263,672
               units outstanding

Windsor Fund B

       206,152 qualified accumulation      ($20.9522731 per unit)  4,319,353
               units outstanding
        79,413 non-qualified accumulation  ($21.1285306 per unit)  1,677,880 units outstanding

CIGNA High Yield Fund, Inc.

        72,762 qualified accumulation      ($6.6483746 per unit)     483,749
               units outstanding
       206,001 non-qualified accumulation  ($6.7508269 per unit)   1,390,677
               units outstanding

Contract Owners' Equity                                          $65,152,998

The accompanying notes are an integral part of these financial statements



LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997

                                                                  Seligman
                                           Seligman               Growth
                                           Growth                 Fund Inc.
                                           Fund Inc.              Non-
                                           Qualified              Qualified

Investment Income:
Dividends                                                  $0             $0

Expenses:
Mortality risk and expense                             42,565          6,038
fees guarantees (Note 3)

Investment income - net                               (42,565)        (6,038)


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                     0              0

Net realized gain (loss) on investments:
Proceeds from sale of shares                          387,891         86,884
Cost of shares sold                                   375,249         75,091

Net realized gain (loss) on investments                12,642         11,793

Net unrealized gain (loss) on investments           1,139,212        153,469

Net realized and unrealized gain (loss)             1,151,854        165,262
on investments

Net Increase (Decrease) in Net Assets              $1,109,289       $159,224
from Investment Operations



                                                                  Oppenheimer
                                           Oppenheimer            Fund
                                           Fund                   Non-
                                           Qualified              Qualified

Investment Income:
Dividends                                             $10,654         $1,623

Expenses:
Mortality risk and expense                              7,369          1,113
fees guarantees (Note 3)

Investment income - net                                 3,285            510


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions               124,692         18,995

Net realized gain (loss) on investments:
Proceeds from sale of shares                           90,937          4,802
Cost of shares sold                                    85,402          4,457

Net realized gain (loss) on investments                 5,535            345

Net unrealized gain (loss) on investments              87,944         13,532

Net realized and unrealized gain (loss)               218,171         32,872
on investments

Net Increase (Decrease) in Net Assets                $221,456        $33,382
from Investment Operations




                                                                  Delaware
                                           Delaware               Group
                                           Group                  Decatur
                                           Decatur                Fund, Inc.
                                           Fund, Inc.             Non-
                                           Qualified              Qualified

Investment Income:
Dividends                                            $205,432        $57,321

Expenses:
Mortality risk and expense                             59,157         16,750
fees guarantees (Note 3)

Investment income - net                               146,275         40,571


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                     0              0

Net realized gain (loss) on investments:
Proceeds from sale of shares                          537,429        258,920
Cost of shares sold                                   515,719        241,590

Net realized gain (loss) on investments                21,710         17,330

Net unrealized gain (loss) on investments           1,867,651        516,270

Net realized and unrealized gain (loss)             1,889,361        533,600
on investments

Net Increase (Decrease) in Net Assets              $2,035,636       $574,171
from Investment Operations





                                                                  Windsor
                                           Windsor                Fund
                                           Fund                   Non-
                                           Qualified              Qualified

Investment Income:
Dividends                                            $153,733        $15,103

Expenses:
Mortality risk and expense                             61,067          6,138
fees guarantees (Note 3)

Investment income - net                                92,666          8,965


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                     0              0

Net realized gain (loss) on investments:
Proceeds from sale of shares                          999,291         64,503
Cost of shares sold                                   820,020         58,615

Net realized gain (loss) on investments               179,271          5,888

Net unrealized gain (loss) on investments           1,601,059        172,864

Net realized and unrealized gain (loss)             1,780,330        178,752
on investments

Net Increase (Decrease) in Net Assets              $1,872,996       $187,717
from Investment Operations



                                                                  Dreyfus
                                           Dreyfus                Third
                                           Third                  Century
                                           Century                Non-
                                           Qualified              Qualified
Investment Income:
Dividends                                                  $0             $0

Expenses:
Mortality risk and expense                             38,249          1,136
fees guarantees (Note 3)

Investment income - net                               (38,249)        (1,136)


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                     0              0

Net realized gain (loss) on investments:
Proceeds from sale of shares                          478,793         23,966
Cost of shares sold                                   461,120         21,687

Net realized gain (loss) on investments                17,673          2,279

Net unrealized gain (loss) on investments           1,371,580         39,033

Net realized and unrealized gain (loss)             1,389,253         41,312
on investments

Net Increase (Decrease) in Net Assets              $1,351,004        $40,176
from Investment Operations






                                                                  Windsor
                                           Windsor                Fund B
                                           Fund B                 Non-
                                           Qualified              Qualified

Investment Income:
Dividends                                             $45,306        $17,591

Expenses:
Mortality risk and expense                             18,395          7,074
fees guarantees (Note 3)

Investment income - net                                26,911         10,517


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                     0              0

Net realized gain (loss) on investments:
Proceeds from sale of shares                          191,814         63,526
Cost of shares sold                                   179,172         60,680

Net realized gain (loss) on investments                12,642          2,846

Net unrealized gain (loss) on investments             518,532        202,851

Net realized and unrealized gain (loss)               531,174        205,697
on investments

Net Increase (Decrease) in Net Assets                $558,085       $216,214
from Investment Operations



                                           CIGNA High             CIGNA High
                                           Yield Fund,            Yield Fund,
                                           Inc.                   Inc.  Non-
                                           Qualified              Qualified

Investment Income:
Dividends                                             $26,318        $61,048

Expenses:
Mortality risk and expense                              2,638          5,990
fees guarantees (Note 3)

Investment income - net                                23,680         55,058


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions
                                                            0              0
Net realized gain (loss) on investments:
Proceeds from sale of shares                          368,861          5,990
Cost of shares sold                                   370,508          6,002

Net realized gain (loss) on investments                (1,647)           (12)

Net unrealized gain (loss) on investments               3,853            363

Net realized and unrealized gain (loss)                 2,206            351
on investments

Net Increase (Decrease) in Net Assets                 $25,886        $55,409
from Investment Operations



The accompanying notes are an integral part of these financial statements




LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
SIX MONTHS ENDED JUNE 30, 1997

                                                                  Seligman
                                           Seligman               Growth
                                           Growth                 Fund Inc.
                                           Fund Inc.              Non-
                                           Qualified              Qualified

Investment Operations:
Investment income-net                                ($42,565)       ($6,038)
Realized capital gain distributions                         0              0
Net realized gain (loss) on investments                12,642         11,793
Net unrealized gain (loss) on investments           1,139,212        153,469

Net increase (decrease) in net                      1,109,289        159,224
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers              84,061              0
in (Note 3)
Net contract surrenders and transfers                (354,274)       (71,509)
out (Note 3)
Benefit payments to annuitants                        (19,660)        (9,337)

Net Increase (Decrease) from accumulation            (289,873)       (80,846)
unit transactions
Net Increase (Decrease) in Net Assets                 819,416         78,378
Net Assets:
Net assets at December 31, 1996                    $9,323,232     $1,324,472

Net assets at June 30, 1997                       $10,142,648     $1,402,850


                                           Oppenheimer            Oppenheimer
                                           Multiple               Multiple
                                           Strategies             Strategies
                                           Fund (formerly         Fund (forme
                                           Oppenheimer)           Oppenheimer
                                           Qualified              Non-Qualifi

Investment Operations:
Investment income-net                                  $3,285           $510
Realized capital gain distributions                   124,692         18,995
Net realized gain (loss) on investments                 5,535            345
Net unrealized gain (loss) on investments              87,944         13,532

Net increase (decrease) in net                        221,456         33,382
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers               3,000              0
in (Note 3)
Net contract surrenders and transfers                 (83,256)             0
out (Note 3)
Benefit payments to annuitants                         (3,312)        (3,689)

Net Increase (Decrease) from accumulation             (83,568)        (3,689)
unit transactions
Net Increase (Decrease) in Net Assets                 137,888         29,693
Net Assets:
Net assets at December 31, 1996                    $1,612,370       $236,506

Net assets at June 30, 1997                        $1,750,258       $266,199


                                                                  Delaware
                                           Delaware               Group
                                           Group                  Decatur
                                           Decatur                Fund, Inc.
                                           Fund, Inc.             Non-
                                           Qualified              Qualified
Investment Operations:
Investment income-net                                $146,275        $40,571
Realized capital gain distributions                         0              0
Net realized gain (loss) on investments                21,710         17,330
Net unrealized gain (loss) on investments           1,867,651        516,270

Net increase (decrease) in net                      2,035,636        574,171
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers              99,571              0
in (Note 3)
Net contract surrenders and transfers                (470,748)      (213,358)
out (Note 3)
Benefit payments to annuitants                        (27,884)       (28,812)

Net Increase (Decrease) from accumulation            (399,061)      (242,170)
unit transactions
Net Increase (Decrease) in Net Assets               1,636,575        332,001
Net Assets:
Net assets at December 31, 1996                   $12,667,669     $3,595,489

Net assets at June 30, 1997                       $14,304,244     $3,927,490


                                                                  Windsor
                                           Windsor                Fund
                                           Fund                   Non-
                                           Qualified              Qualified

Investment Operations:
Investment income-net                                 $92,666         $8,965
Realized capital gain distributions                         0              0
Net realized gain (loss) on investments               179,271          5,888
Net unrealized gain (loss) on investments           1,601,059        172,864

Net increase (decrease) in net                      1,872,996        187,717
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers             370,071              0
in (Note 3)
Net contract surrenders and transfers                (940,108)       (58,366)
out (Note 3)
Benefit payments to annuitants                        (44,312)             0

Net Increase (Decrease) from accumulation            (614,349)       (58,366)
unit transactions
Net Increase (Decrease) in Net Assets               1,258,647        129,351
Net Assets:
Net assets at December 31, 1996                   $13,374,791     $1,310,131

Net assets at June 30, 1997                       $14,633,438     $1,439,482


                                                                  Dreyfus
                                           Dreyfus                Third
                                           Third                  Century
                                           Century                Non-
                                           Qualified              Qualified

Investment Operations:
Investment income-net                                ($38,249)       ($1,136)
Realized capital gain distributions                         0              0
Net realized gain (loss) on investments                17,673          2,279
Net unrealized gain (loss) on investments           1,371,580         39,033

Net increase (decrease) in net                      1,351,004         40,176
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers             112,635              0
in (Note 3)
Net contract surrenders and transfers                (449,229)       (22,481)
out (Note 3)
Benefit payments to annuitants                        (19,433)          (349)

Net Increase (Decrease) from accumulation            (356,027)       (22,830)
unit transactions
Net Increase (Decrease) in Net Assets                 994,977         17,346
Net Assets:
Net assets at December 31, 1996                    $8,156,081       $246,326

Net assets at June 30, 1997                        $9,151,058       $263,672


                                                                  Windsor
                                           Windsor                Fund B
                                           Fund B                 Non-
                                           Qualified              Qualified

Investment Operations:
Investment income-net                                 $26,911        $10,517
Realized capital gain distributions                         0              0
Net realized gain (loss) on investments                12,642          2,846
Net unrealized gain (loss) on investments             518,532        202,851

Net increase (decrease) in net                        558,085        216,214
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers              21,012              0
in (Note 3)
Net contract surrenders and transfers                (185,445)        55,418
out (Note 3)
Benefit payments to annuitants                         (1,291)        (1,034)

Net Increase (Decrease) from accumulation            (165,724)       (56,452)
unit transactions
Net Increase (Decrease) in Net Assets                 392,361        159,762
Net Assets:
Net assets at December 31, 1996                    $3,926,992     $1,518,118

Net assets at June 30, 1997                        $4,319,353     $1,677,880


                                           CIGNA High             CIGNA High
                                           Yield Fund,            Yield Fund,
                                           Inc.                   Inc.  Non-
                                           Qualified              Qualified

Investment Operations:
Investment income-net                                 $23,680        $55,058
Realized capital gain distributions                         0              0
Net realized gain (loss) on investments                (1,647)           (12)
Net unrealized gain (loss) on investments               3,853            363

Net increase (decrease) in net                         25,886         55,409
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers                   0              0
in (Note 3)
Net contract surrenders and transfers                (366,223)             0
out (Note 3)
Benefit payments to annuitants                              0              0

Net Increase (Decrease) from accumulation            (366,223)             0
unit transactions
Net Increase (Decrease) in Net Assets                (340,337)        55,409
Net Assets:
Net assets at December 31, 1996                      $824,086     $1,335,268

Net assets at June 30, 1997                          $483,749     $1,390,677


The accompanying notes are an integral part of these financial statements




LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT A
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
SIX MONTHS ENDED JUNE 30, 1996


                                                                  Seligman
                                           Seligman               Growth
                                           Growth                 Fund Inc.
                                           Fund Inc.              Non-
                                           Qualified              Qualified
Investment Operations:
Investment income-net                                ($37,680)       ($5,887)
Realized capital gain distributions                         0              0
Net realized gain (loss) on investments                 7,736          3,091
Net unrealized gain (loss) on investments             946,401        146,632

Net increase (decrease) in net                        916,457        143,836
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers               7,161              0
in (Note 3)
Net contract surrenders and transfers                 (59,108)       (38,024)
out (Note 3)
Benefit payments to annuitants                        (16,369)        (7,680)

Net Increase (Decrease) from accumulation             (68,316)       (45,704)
unit transactions
Net Increase (Decrease) in Net Assets                 848,141         98,132
Net Assets:
Net assets at December 31, 1994                    $7,946,672     $1,266,638

Net assets at June 30, 1995                        $8,794,813     $1,364,770


                                                                  Oppenheimer
                                           Oppenheimer            Fund
                                           Fund                   Non-
                                           Qualified              Qualified


Investment Operations:
Investment income-net                                 ($7,393)       ($1,063)
Realized capital gain distributions                         0              0
Net realized gain (loss) on investments                 3,020            650
Net unrealized gain (loss) on investments             141,171         20,090

Net increase (decrease) in net                        136,798         19,677
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and transfers               3,000              0
in (Note 3)
Net contract surrenders and transfers                 (28,783)        (6,257)
out (Note 3)
Benefit payments to annuitants                         (2,972)        (3,831)

Net Increase (Decrease) from accumulation             (28,755)       (10,088)
unit transactions
Net Increase (Decrease) in Net Assets                 108,043          9,589
Net Assets:
Net assets at December 31, 1994                    $1,572,854       $229,692

Net assets at June 30, 1995                        $1,680,897       $239,281


                                                                  Delaware
                                           Delaware               Group
                                           Group                  Decatur
                                           Decatur                Fund, Inc.
                                           Fund, Inc.             Non-
                                           Qualified              Qualified

Investment Operations:                               $167,073        $45,147
Investment income-net                                       0              0
Realized capital gain distributions                   142,505         93,064
Net realized gain (loss) on investments               445,657         48,304
Net unrealized gain (loss) on investments
                                                      755,235        186,515
Net increase (decrease) in net
assets from investment operations

Accumulation Unit Transactions:                        64,109              0
Net contract considerations and transfers
in (Note 3)                                        (1,211,362)      (470,167)
Net contract surrenders and transfers
out (Note 3)                                          (51,142)       (28,136)
Benefit payments to annuitants
                                                   (1,198,395)      (498,303)
Net Increase (Decrease) from accumulation
unit transactions                                    (443,160)      (311,788)
Net Increase (Decrease) in Net Assets
Net Assets:                                       $12,352,606     $3,661,665

Net assets at December 31, 1994                   $11,909,446     $3,349,877

Net assets at June 30, 1995
                                                                  Windsor
                                           Windsor                Fund
                                           Fund                   Non-
                                           Qualified              Qualified


                                                     $107,360        $10,449
Investment Operations:                                      0              0
Investment income-net                                  44,565          1,181
Realized capital gain distributions                   771,397         74,154
Net realized gain (loss) on investments
Net unrealized gain (loss) on investments             923,322         85,784

Net increase (decrease) in net
assets from investment operations
                                                      200,033              0
Accumulation Unit Transactions:
Net contract considerations and transfers            (772,532)       (13,209)
in (Note 3)
Net contract surrenders and transfers                 (31,586)             0
out (Note 3)
Benefit payments to annuitants                       (604,085)       (13,209)

Net Increase (Decrease) from accumulation             319,237         72,575
unit transactions
Net Increase (Decrease) in Net Assets             $12,665,738     $1,174,469
Net Assets:
Net assets at December 31, 1994                   $12,984,975     $1,247,044

Net assets at June 30, 1995
                                                                  Dreyfus
                                           Dreyfus                Third
                                           Third                  Century
                                           Century                Non-
                                           Qualified              Qualified


                                                     ($35,388)         ($956)
Investment Operations:                                      0              0
Investment income-net                                  62,887             87
Realized capital gain distributions                   738,917         21,525
Net realized gain (loss) on investments
Net unrealized gain (loss) on investments             766,416         20,656

Net increase (decrease) in net
assets from investment operations
                                                      113,786              0
Accumulation Unit Transactions:
Net contract considerations and transfers            (678,985)             0
in (Note 3)
Net contract surrenders and transfers                 (16,066)          (293)
out (Note 3)
Benefit payments to annuitants                       (581,265)          (293)

Net Increase (Decrease) from accumulation             185,151         20,363
unit transactions
Net Increase (Decrease) in Net Assets              $7,712,364       $200,469
Net Assets:
Net assets at December 31, 1994                    $7,897,515       $220,832

Net assets at June 30, 1995
                                                                  Windsor
                                           Windsor                Fund B
                                           Fund B                 Non-
                                           Qualified              Qualified


                                                      $27,712        $11,118
Investment Operations:                                      0              0
Investment income-net                                   3,967           (177)
Realized capital gain distributions                   196,976         78,698
Net realized gain (loss) on investments
Net unrealized gain (loss) on investments             228,655         89,639

Net increase (decrease) in net
assets from investment operations
                                                       30,267              0
Accumulation Unit Transactions:
Net contract considerations and transfers            (102,643)           507
in (Note 3)
Net contract surrenders and transfers                  (1,076)          (844)
out (Note 3)
Benefit payments to annuitants                        (73,452)          (337)

Net Increase (Decrease) from accumulation             155,203         89,302
unit transactions
Net Increase (Decrease) in Net Assets              $3,149,286     $1,235,885
Net Assets:
Net assets at December 31, 1994                    $3,304,489     $1,325,187

Net assets at June 30, 1995
                                           CIGNA High             CIGNA High
                                           Yield Fund,            Yield Fund,
                                           Inc.                   Inc.  Non-
                                           Qualified              Qualified


                                                      $37,109        $53,014
                                                            0              0
Investment Operations:                                    126              0
Investment income-net                                   1,585          2,397
Realized capital gain distributions
Net realized gain (loss) on investments                38,820         55,411
Net unrealized gain (loss) on investments

Net increase (decrease) in net
assets from investment operations                      17,033         65,080

Accumulation Unit Transactions:                       (21,374)        (6,815)
Net contract considerations and transfers
in (Note 3)                                           (15,106)             0
Net contract surrenders and transfers
out (Note 3)                                          (19,447)        58,265
Benefit payments to annuitants
                                                       19,373        113,676
Net Increase (Decrease) from accumulation
unit transactions                                    $838,050     $1,164,298
Net Increase (Decrease) in Net Assets
Net Assets:                                          $857,423     $1,277,974
Net assets at December 31, 1994                      $726,941       $700,854

Net assets at June 30, 1995                          $786,796     $1,105,103


The accompanying notes are an integral part of these financial statement.



                  LIFE INSURANCE COMPANY OF NORTH AMERICA

                            SEPARATE ACCOUNT A

                       NOTES TO FINANCIAL STATEMENTS
                               June 30, 1997

Note 1. Organization

Life Insurance Company of North America - Separate Account A (the "Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Multiple Strategies Fund (formerly Oppenheimer Fund, Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and CIGNA High Yield Fund, Inc. (the "Funds").

The Windsor Fund has, with certain exceptions, ceased offering shares to investors; however, the Separate Account has obtained confirmation from the fund that it will continue to provide its shares for use as an underlying investment medium for eligible variable annuity contract holders.

Each of the seven mutual fund divisions contains two subdivisions, one for the tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the general account of LINA.

Following is a summary of the significant accounting policies of the Separate Account: (a) the market value investments is based on closing bid prices (net asset value) at June 30, 1997; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the specific identification method. See Notes 4 through 6 with respect to income taxes.


Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the six-month period ended June 30, 1997 were $101,653.47 after deductions for sales and administrative expenses. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the general accumulation account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the general accumulation account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers for the six-month period ended June 30, 1997 were as follows:

          Transfers between Separate
           Account A subdivisions             $187,077

          Transfers from the general
           accumulation account               $454,248

          Transfers to the general
           accumulation account               $282,234

LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fee guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the six-month period ending December 31, 1996, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 1997, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.


Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate
Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code
Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.


Note 7.  Accumulation Unit Transactions

The changes in the number of accumulation units
(the measure of ownership in the Separate Account) during the six months of 1997 and units outstanding at June 30, 1997 were as follows:


                                                             Seligman
                                            Seligman         Growth
                                            Growth           Fund Inc.
                                            Fund Inc.        Non-
                                            Qualified        Qualified

Units outstanding at December 31, 1996           776,867             135,645

Units purchased and transfers in                     755                   0

Benefits, surrenders and transfers out           (24,073)             (7,544)

Units outstanding at June 30, 1997               753,549             128,101


                                            Oppenheimer      Oppenheimer
                                            Multiple         Multiple
                                            Strategies Fund  Strategies Fund
                                            (formerly        (formerly
                                            Oppenheimer)     Oppenheimer)
                                            Qualified        Non-Qualified

Units outstanding at December 31, 1996           240,426              36,010

Units purchased and transfers in                     398                   0

Benefits, surrenders and transfers out           (12,303)               (520)

Units outstanding at June 30, 1997               228,521              35,490


                                                             Delaware
                                            Delaware         Group
                                            Group            Decatur
                                            Decatur          Fund, Inc.
                                            Fund, Inc.       Non-
                                            Qualified        Qualified

Units outstanding at December 31, 1996           634,694             184,973

Units purchased and transfers in                   4,411                   0

Benefits, surrenders and transfers out           (23,394)            (11,392)

Units outstanding at June 30, 1997               615,711             173,581


                                                             Windsor
                                            Windsor          Fund
                                            Fund             Non-
                                            Qualified        Qualified

Units outstanding at December 31, 1996           843,324              93,436

Units purchased and transfers in                   9,554                   0

Benefits, surrenders and transfers out           (46,695)             (3,794)

Units outstanding at June 30, 1997               806,183              89,642


                                                             Dreyfus
                                            Dreyfus          Third
                                            Third            Century
                                            Century          Non-
                                            Qualified        Qualified

Units outstanding at December 31, 1996           453,612              15,547

Units purchased and transfers in                     322                   0

Benefits, surrenders and transfers out           (18,763)             (1,330)

Units outstanding at June 30, 1997               435,171              14,217



                                                             Windsor
                                            Windsor          Fund B
                                            Fund B           Non-
                                            Qualified        Qualified

Units outstanding at December 31, 1996           214,502              82,259

Units purchased and transfers in                     980                   0

Benefits, surrenders and transfers out            (9,330)             (2,846)

Units outstanding at June 30, 1997               206,152              79,413




                                            CIGNA High       CIGNA High
                                            Yield Fund,      Yield Fund,
                                            Inc.             Inc.  Non-
                                            Qualified        Qualified

Units outstanding at December 31, 1996           129,088             206,001

Units purchased and transfers in                       0                   0

Benefits, surrenders and transfers out           (56,326)                  0

Units outstanding at June 30, 1997                72,762             206,001






The accumulation units for eleven of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 1997, the number of accumulation units, the aggregate value of the'subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:




                                            Accumulation     Aggregate
                                            Units            Value
Seligman Growth Fund, Inc. Qualified              35,868            $482,777
Seligman Growth Fund, Inc. Non-Qualified          11,432            $125,193
Oppenheimer Fund Qualified                         6,020             $54,483
Oppenheimer Fund Non-Qualified                    13,382            $118,605
Delaware Group Decatur Fund,                      30,509            $708,787
Inc. Qualified
Delaware Group Decatur Fund,                      35,884            $811,921
Inc.  Non-Qualified
Windsor Fund Qualified                            58,053          $1,053,750
Dreyfus Third Century Qualified                   11,268            $236,951
Dreyfus Third Century Non-Qualified                  498              $9,236
Windsor Fund B Qualified                           1,565             $32,790
Windsor Fund B Non-Qualified                       1,587             $33,531



                                            Monthly          Annuity
                                            Annuity Units    Unit Value

Seligman Growth Fund, Inc. Qualified               6,769          $5.3805632
Seligman Growth Fund, Inc. Non-Qualified             969          $4.3786086
Oppenheimer Fund Qualified                           245          $3.6342999
Oppenheimer Fund Non-Qualified                       266          $3.5602532
Delaware Group Decatur Fund,                         840          $9.3607525
Inc. Qualified
Delaware Group Decatur Fund,                         718          $9.0555980
Inc.  Non-Qualified
Windsor Fund Qualified                            13,198          $7.2912677
Dreyfus Third Century Qualified                    6,130          $4.4525108
Dreyfus Third Century Non-Qualified                   19          $4.4048432
Windsor Fund B Qualified                             108          $2.9134656
Windsor Fund B Non-Qualified                         103          $1.8457956